Reconciliation to Form 5500 - Net Income (Details) - EBP 020	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets per the financial statements	$ 10,325,914
Reverse: Prior year adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	1,049
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(1,591)
Reverse: Prior year participant loans treated as deemed distributions, including accrued interest	91
Participant loans treated as deemed distributions, including accrued interest	(244)
Net income per Form 5500	$ 10,325,219